SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 HKD ($)
AccountingPoliciesLineItems [Line Items]
Cash insured amount	$ 102,041			$ 800,000
Impairment of long-lived assets	0	$ 0	$ 0
Research and development expense	$ 656,363	832,565	1,459,828
Regular contributions of employee's relevant income, percentage	5.00%
Regular contributions of employee's relevant income	$ 193
Employee defined cost	54,810	58,639	56,741
Tax provision
Single Reportable Segment [Member]
AccountingPoliciesLineItems [Line Items]
Number of reportable operating segment | Segment	1
Office Equipment [Member]
AccountingPoliciesLineItems [Line Items]
Estimated useful life	5 years			5 years